Property and Equipment and Investment Properties_Valuation Technique And Input Variables That Are Used To Measure The Fair Value Of Investment Property (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 893,583	₩ 786,506
Land and buildings
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	893,583	₩ 786,506
Land and buildings | Cost Approach Method
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 35,886
Description Of Inputs Used In Fair Value Measurement Investment Property	- Price per square meter - Replacement cost
Land and buildings | Market comparision Method
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 178,083
Description Of Inputs Used In Fair Value Measurement Investment Property	- Price per square meter
Land and buildings | Income approach
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets Line Items [Line Items]
Fair value	₩ 679,614
Description Of Inputs Used In Fair Value Measurement Investment Property	- Discount rate - Capitalization rate - Vacancy rate